Victoria C. Mitchell vmitchell@velaw.com

Tel 214.220.7827 Fax 214.999.7827

November 9, 2005

VIA EDGAR CORRESPONDENCE

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Filing Desk

Re:	MetaSolv, Inc.

Ladies and Gentlemen:

On behalf of MetaSolv, Inc. (the “Company”), we submit to you the Company’s Registration Statement on Form S-3 registering 11,500,000 shares of common stock of the Company. Pursuant to Rule 461(a) under the Securities Act of 1933 (the “Securities Act”), the Company intends to request acceleration of the effective date of the Registration Statement orally. The Company has indicated that it is aware of its obligations under the Securities Act.

The Company has transmitted payment of the required filing fee in the amount of $3,756.10 for the Registration Statement by wire transfer on November 9, 2005 to the Commission’s account at Mellon Bank in Pittsburgh, Pennsylvania.

The Company respectfully requests that the Staff direct any questions or comments to the undersigned at (214) 220-7827.

Very truly yours,

/s/ VICTORIA MITCHELL
Victoria Mitchell

cc: Jonathan K. Hustis, MetaSolv, Inc.

Vinson & Elkins LLP Attorneys at Law Austin Beijing Dallas Dubai Houston London Moscow New York Shanghai Tokyo Washington	Trammell Crow Center, 2001 Ross Avenue, Suite 3700 Dallas, TX 75201-2975 Tel 214.220.7700 Fax 214.220.7716 www.velaw.com